Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000069418
Account Value [Line Items]
Line Graph and Table Measure Name		Project and Trade Finance Core Fund
Accumulated Value	$ 10,000		$ 10,304	$ 10,592	$ 11,051	$ 11,132	$ 11,674	$ 11,853	$ 12,778	$ 13,894	$ 15,113	$ 16,222
FEDERATED INDEX: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		9,810	10,494	10,454	10,892	11,401	10,671	9,810	9,858	10,159	10,592
FEDERATED INDEX: ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index
Accumulated Value	$ 10,000		$ 10,056	$ 10,184	$ 10,411	$ 10,633	$ 10,662	$ 10,672	$ 10,958	$ 11,552	$ 12,143	$ 12,657